Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense (benefit)

The components of income tax expense (benefit) are as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Current	286	3,237	5,534
Deferred	(805)	2,510	1,582

Income tax expense (benefit)	(519)	5,747	7,116

Income (Loss) Before Income Taxes for Domestic and Foreign Entities

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Domestic	(6,579)	(8,730)	(11,039)
Foreign entities
SMI Taiwan	4,963	42,382	51,997
FCI	(4,748)	12,572	12,645
SMI USA	1,561	911	253
Others	(954)	81	478

	(5,757)	47,216	54,334

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Cayman statutory rate	—	—	—
Tax on pretax income at statutory rate	396	7,859	8,142
Tax-exempt income	(1,021)	(3,477)	(5,149)
Permanent differences	216	1,919	861
Temporary differences	2,293	(622)	(2,290)
Alternative minimum tax	751	2,804	4,340
Income tax (10%) on undistributed earnings	147	2,277	2,631
Net changes in income tax credit	(4,100)	252	5,518
Net changes in valuation allowance of deferred income tax assets	2,002	(1,830)	(3,879)
Net operating loss carryforwards	102	341	604
Liabilities related to unrealized tax benefits	(1,331)	(736)	832
Adjustment of prior years’ taxes and others	26	(3,040)	(4,494)

Income tax expense (benefit)	(519)	5,747	7,116

Deferred Income Tax Assets

Deferred income tax assets are as follows:

	December 31
	2011	2012
	US$	US$
Current:
Notes and accounts receivable	1,406	1,128
Stock-based compensation	690	473
Allowance for sales return	251	222
Inventory reserve	703	686
Foreign currency translation	95	1,063
Investment tax credits	2,487	1,126
Others	315	523
Valuation allowance	(4,869)	(2,852)

	1,078	2,369

Non-current:
Inventory reserve	730	691
Property and equipment	875	753
Investment tax credits	9,744	5,862
Net operating loss carryforwards	6,401	6,248
Others	(470)	(401)
Valuation allowance	(13,603)	(12,349)

	3,677	804

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2011	2012
	US $	US$
Balance, beginning of year	5,991	2,657
Increases in tax positions taken in current year	770	917
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(4,104)	(54)

Balance, end of year	2,657	3,520

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities

The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2012:

Tax Jurisdiction	Tax Years
SMI Taiwan	2007 and onward
FCI	2007 and onward
SMI USA	2007 onward